Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Summary of Inventory
Inventory as of December 31, 2023 and 2022, consisted of the following:

	December 31,	December 31,
($ in thousands)	2023	2022
Raw materials	$12,649	$36,233
Raw materials - non-cannabis	17,937	26,709
Work-in-process	51,538	41,164
Finished goods	25,665	30,502
Total Inventory	$107,789	$134,608